Offerings - Offering: 1	Oct. 27, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.025 per share
Amount Registered	290,000
Proposed Maximum Offering Price per Unit	42.03
Maximum Aggregate Offering Price	$ 12,188,700
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,683.26
Offering Note

(1)This Registration Statement registers 290,000 additional shares of common stock of Taylor Devices, Inc. (the “Registrant”) that may be issued to eligible participants pursuant to the Registrant’s Taylor Devices, Inc. 2025 Stock Option Plan (the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the number of shares of the Registrant’s common stock being registered hereunder includes such indeterminate number of additional shares of the common stock as may become issuable pursuant to the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected that results in an increase in the number of shares of outstanding common stock without the Registrant’s receipt of consideration.

(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based upon the average of the high sales price ($42.74) and the low sales price ($41.32) for the Registrant’s common stock as reported on the Nasdaq Stock Market on October 22, 2025.